LEASES - Right-of-use lease asset by type (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 11,601,752	$ 13,936,575
US$
Disclosure of quantitative information about right-of-use assets
Incremental borrowing rate (as a percent)	2.78%
Reais
Disclosure of quantitative information about right-of-use assets
Incremental borrowing rate (as a percent)	12.74%
Gross carrying amount
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 20,979,597	21,163,192	$ 15,828,032
Gross carrying amount | Machinery and equipment
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	3,655,741	3,655,741
Gross carrying amount | Vehicles
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	1,272,071	1,475,581
Gross carrying amount | Equipment and computer software
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	1,130,541	903,306
Gross carrying amount | Land and buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	$ 14,921,244	$ 15,128,564